Biological assets - Disclosure of reconciliation of changes in biological assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in biological assets [abstract]
Biological assets, beginning balance	£ 66	£ 51
Exchange differences	10	2
Transferred to inventories	(11)	(7)
Fair value change	(5)
Farming cost capitalised	34	20
Biological assets, ending balance	£ 94	£ 66